UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-09891

Dreyfus Premier Opportunity Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices)	(Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	09/30

Date of reporting period:	06/30/2008

The following N-Q relates only to the Registrant’s series listed below and does not affect the other series of the Registrant, which has a different fiscal year end and, therefore, different N-Q reporting requirements. A separate N-Q Form will be filed for this series, as appropriate.

DREYFUS PREMIER OPPORTUNITY FUNDS
- DREYFUS PREMIER ENTERPRISE FUND (Class A, B, C and T)
- DREYFUS PREMIER NATURAL RESOURCES FUND (Class A, B, C, Class I and T)

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Premier Enterprise Fund
December 31, 2006 (Unaudited)

Common Stocks--93.4%	Shares	Value ($)

Aerospace & Defense--1.0%
Ladish	69,775a,b	2,587,257
Air Freight & Logistics--.7%
Hub Group, Cl. A	72,600a,b	2,000,130
Apparel Retail--1.4%
Cache	144,930a,b	3,658,033
Application Software--3.6%
InterVoice	457,000a,b	3,500,620
MapInfo	266,525b	3,478,151
Mind CTI	494,200	1,329,398
Ulticom	147,400b	1,413,566
		9,721,735
Biotechnology--1.1%
Metabolix	99,600	1,886,424
Senomyx	87,775a,b	1,140,197
		3,026,621
Casinos & Gaming--1.2%
Century Casinos	282,663a,b	3,154,519
Coal & Consumable Fuels--.6%
Evergreen Energy	154,700a,b	1,539,265
Commercial & Professional Services--2.7%
Geo Group	101,438a,b	3,805,935
ICF International	82,273	1,194,604
LECG	118,000b	2,180,640
		7,181,179
Communications Equipment--1.5%
RADWARE	247,500b	3,932,775
Computer Storage & Peripherals--1.4%
Rackable Systems	120,600a,b	3,734,982
Construction & Engineering--1.6%
ENGlobal	691,100a,b	4,443,773
Consumer Electronics--1.3%
Directed Electronics	305,300a	3,495,685
Consumer Finance--.5%
United PanAm Financial	104,475b	1,437,576
Electronic Equipment Manufacturers--4.1%
CPI International	209,375a	3,140,625
DTS	225,965a,b	5,466,093
Napco Security Systems	397,200a,b	2,331,564
		10,938,282
Exchange Traded Funds--5.7%
iShares Nasdaq Biotechnology Index Fund	55,300a,b	4,300,128
iShares Russell 2000 Growth Index Fund	47,050a	3,697,189
iShares S&P Small Cap600/BARRA	28,800a	3,716,064
PowerShares Dynamic Biotechnology
& Genome Portfolio	202,300a,b	3,582,733
		15,296,114
Food Retail--.5%
Susser Holdings	75,400	1,357,200
Health Care Equipment--4.9%
I-Flow	362,875a,b	5,424,981
Iridex	144,600b	1,282,602
NeuroMetrix	111,675a,b	1,665,074
Symmetry Medical	135,100a,b	1,868,433
Volcano	185,254a	3,036,313
		13,277,403
Health Care Facilities--2.3%
Five Star Quality Care	552,600a,b	6,161,490
Health Care Medical Distributor--3.0%
MWI Veterinary Supply	65,858a,b	2,127,213

Owens & Minor	65,800	2,057,566
PSS World Medical	194,700 a,b	3,802,491
		7,987,270
Health Care Services--5.0%
LHC Group	178,700 b	5,094,737
Matria Healthcare	116,100 a,b	3,335,553
Res-Care	278,600 b	5,056,590
		13,486,880
Health Care Supplies--.6%
West Pharmaceutical Services	34,100 a	1,746,943
Health Care Technology--.8%
Vital Images	59,707 a,b	2,077,804
Hotels, Resorts & Cruise Lines--1.0%
Red Lion Hotels	203,500 b	2,592,590
Housewares & Specialties--.7%
Lifetime Brands	112,900	1,854,947
Industrial Machinery--3.7%
Flanders	397,475 a,b	3,935,003
Gardner Denver	129,775 b	4,841,905
Sun Hydraulics	64,575	1,324,433
		10,101,341
Internet Retail--.6%
Celebrate Express	145,100 b	1,683,160
Internet Software & Services--3.5%
Goldleaf Financial Solutions	300,000 b	1,755,000
Liquidity Services	108,000 a	1,858,680
WebSideStory	291,900 a,b	3,695,454
Website Pros	250,200 b	2,264,310
		9,573,444
Leisure Facilities--1.6%
Town Sports International Holdings	255,700	4,213,936
Leisure Products--.8%
MarineMax	83,250 a,b	2,158,673
Office Services & Supplies--2.5%
PeopleSupport	317,325 a,b	6,679,691
Oil & Gas Equipment & Services--2.7%
Matrix Service	88,350 a,b	1,422,435
Tetra Technologies	115,850 a,b	2,963,443
W-H Energy Services	57,275 b	2,788,720
		7,174,598
Oil & Gas Services--1.2%
Gasco Energy	679,025 a,b	1,663,611
Toreador Resources	58,250 a,b	1,501,103
		3,164,714
Personal Products--.5%
Physicians Formula Holdings	76,900	1,437,261
Pharmaceuticals--1.7%
Auxilium Pharmaceuticals	128,425 a,b	1,886,563
Penwest Pharmaceuticals	161,100 a,b	2,677,482
		4,564,045
Property & Casualty Insurance--1.1%
First Mercury Financial	70,330	1,654,162
Hallmark Financial Services	145,700 b	1,442,430
		3,096,592
Real Estate Management & Development--1.1%
Grubb & Ellis	267,100 b	3,076,992
Regional Banks--2.9%
AmericanWest Bancorp	62,350 a	1,510,117
Columbia Banking System	42,400 a	1,489,088
Community Bancorp/NV	45,950 b	1,387,231
Placer Sierra Bancshares	86,600	2,058,482
Preferred Bank/Los Angeles, CA	24,625	1,479,716
		7,924,634
Restaurants--5.7%
Buffalo Wild Wings	61,000 a,b	3,245,200
Cosi	460,550 a,b	2,344,200

McCormick & Schmick's Seafood
Restaurants	160,683a,b	3,862,819
Ruth's Chris Steak House	329,658b	6,026,148
		15,478,367
Semiconductor Equipment--2.3%
EMCORE	383,125a,b	2,118,681
Rudolph Technologies	131,850a,b	2,099,052
Ultratech	149,519a,b	1,865,997
		6,083,730
Semiconductors--3.6%
California Micro Devices CP	430,500b	1,885,590
Microtune	251,100a,b	1,180,170
Mindspeed Technologies	664,650a,b	1,269,482
MIPS Technologies	245,250b	2,035,575
Semtech	262,800b	3,434,796
		9,805,613
Soft Drinks--1.2%
Jones Soda	269,427a,b	3,313,952
Specialized Finance--.6%
Marlin Business Services	64,500a,b	1,549,935
Specialty Stores--1.3%
Guitar Center	74,440a,b	3,384,042
Steel--.8%
Northwest Pipe	67,600b	2,272,712
Systems Software--1.6%
Allot Communications	50,000a	585,500
Radiant Systems	367,450a,b	3,836,178
		4,421,678
Thrifts & Mortgage Finance--.5%
Pacific Premier Bancorp	119,925b	1,460,687
Trading Companies & Distributors--3.0%
Houston Wire & Cable	241,900a	5,055,710
Rush Enterprises, Cl. A	179,925a,b	3,044,331
		8,100,041
Trucking--.5%
Old Dominion Freight Line	61,239a,b	1,474,023
Wireless Telecommunication Services--1.2%
InPhonic	300,425a,b	3,331,713
Total Common Stocks
(cost $221,200,998)		252,216,027

Other Investment--4.3%

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $11,619,000)	11,619,000[c]	11,619,000

Investment of Cash Collateral
for Securities Loaned--29.1%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $78,631,083)	78,631,083[c]	78,631,083

Total Investments (cost $311,451,081)	126.8%	342,466,110
Liabilities, Less Cash and Receivables	(26.8%)	(72,385,077)
Net Assets	100.0%	270,081,033

a	All or a portion of these securities are on loan. At December 31, 2006, the total market value of the fund's
	securities on loan is $73,937,493 and the total market value of the collateral held by the fund is $78,631,083.
b Non-income producing security.
c	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Premier Natural Resources Fund
December 31, 2006 (Unaudited)

Common Stocks--99.3%	Shares	Value ($)

Energy--84.5%
Apache	5,700	379,107
Arena Resources	10,400 a	444,184
Baker Hughes	5,510	411,377
Basic Energy Services	11,640	286,926
BJ Services	10,600	310,792
Cal Dive International	10,000	125,500
Cameco	7,000	283,150
Cameron International	9,300 a	493,365
Canadian Natural Resources	6,900	367,287
Chesapeake Energy	12,610	366,321
Chevron	5,760	423,533
CNX Gas	15,400 a	392,700
ConocoPhillips	6,000	431,700
Delta Petroleum	3,100 a	71,796
Denbury Resources	7,900 a	219,541
Devon Energy	4,800	321,984
Diamond Offshore Drilling	2,900	231,826
ENSCO International	8,400	420,504
EOG Resources	4,900	306,005
EXCO Resources	19,500	329,745
Exploration Co. of Delaware	33,390 a	445,423
Exxon Mobil	7,400	567,062
GlobalSantaFe	8,480	498,454
GMX Resources	9,580 a	340,090
Goodrich Petroleum	4,700 a	170,046
Grant Prideco	12,058 a	479,547
Halliburton	9,100	282,555
Helix Energy Solutions Group	12,000 a	376,440
Hercules Offshore	6,200 a	179,180
Hess	6,600	327,162
Hornbeck Offshore Services	3,500 a	124,950
Marathon Oil	6,000	555,000
Nabors Industries	3,400 a	101,252
National Oilwell Varco	8,600 a	526,148
Newfield Exploration	7,400 a	340,030
Noble	3,670	279,470
Noble Energy	10,900	534,863
Occidental Petroleum	7,500	366,225
Parallel Petroleum	23,600 a	414,652
Peabody Energy	10,500	424,305
Petroplus Holdings	2,500	151,776
Quicksilver Resources	4,800 a	175,632
Range Resources	11,000	302,060
Riata Energy	18,000 a,b,c	324,000
Schlumberger	10,700	675,812
Southwestern Energy	20,300 a	711,515
Suncor Energy	3,300	260,403
Sunoco	6,700	417,812
Tenaris, ADR	6,200	309,318
TODCO	4,200	143,514
Transocean	6,060 a	490,193

Ultra Petroleum		7,300 a	348,575
Unit		8,700	421,515
Valero Energy		12,900	659,964
Weatherford International		6,260 a	261,605
XTO Energy		15,700	738,685
			20,342,576
Exchange Traded Funds--1.7%
streetTRACKS Gold Trust		6,355 a	401,763
Industrials--2.0%
Chicago Bridge & Iron (NY Shares)		3,500	95,690
McDermott International		7,350 a	373,821
			469,511
Materials--7.3%
Agnico-Eagle Mines		5,000	206,200
Barrick Gold		6,200	190,340
BHP Billiton, ADR		6,700	266,325
Praxair		3,200	189,856
Rio Tinto, ADR		700	148,743
Rohm & Haas		2,600	132,912
Teck Cominco, Cl. B		2,200	166,312
Zinifex		31,300	464,326
			1,765,014
Utilities--3.8%
Edison International		4,800	218,304
FPL Group		2,400	130,608
Questar		6,700	556,435
			905,347
Total Common Stocks
	(cost $19,810,698)		23,884,211

Other Investment--.9%

Registered Investment Company;
Dreyfus Institutional Preferred
	Plus Money Market Fund
	(cost $223,000)	223,000 [d]	223,000

Total Investments (cost $20,033,698)		100.2%	24,107,211
Liabilities, Less Cash and Receivables		(.2%)	(41,838)
Net Assets		100.0%	24,065,373

ADR - American Depository Receipts
a	Non-income producing security.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in
	transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2006, these securities
	amounted to $324,000 or 1.3% of net assets.
c	The value of this security has been determined in good faith under the direction of the Board of Trustees.
d	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier Opportunity Funds

By:	/s/ J. David Officer
J. David Officer
President

Date:	August 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	August 25, 2008

By:	/s/ James Windels
James Windels
Treasurer

Date:	August 25, 2008

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)